Mortgage Servicing Rights - Summary of Loan Servicing Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Transfers and Servicing [Abstract]
Contractual servicing fees	$ 173,133	$ 69,456	$ 439,386	$ 179,969
Late, ancillary and other fees	1,562	1,047	4,376	2,687
Loan servicing income	$ 174,695	$ 70,503	$ 443,762	$ 182,656